Guarantee commitments to third parties and other contingent assets and liabilities (Details) $ in Thousands		12 Months Ended
	Jun. 10, 2016 USD ($)	Dec. 31, 2017 USD ($) item employee case	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)
Guarantee commitments to third parties and other contingent assets and liabilities
Bank guarantees commitments to third parties		$ 18,943	$ 43,944
Number of employees | employee		89
Number of case closed | case		51
Number of faute inexcusable | item		17
Statutory maximum penalty per day per violation of standard provisions		$ 93,750
Asbestos claims
Guarantee commitments to third parties and other contingent assets and liabilities
Number of claims pending | item		38
Number of grave cases | item		3
Bond to guarantee civil financial responsibility		$ 2,339
FerroAtlantica Group
Guarantee commitments to third parties and other contingent assets and liabilities
Sought value				$ 22,000
Awarded value	$ 22,000